Average Annual Total Returns - FidelityFreedomBlendFunds-RetailComboPRO - FidelityFreedomBlendFunds-RetailComboPRO - Fidelity Freedom Blend 2030 Fund	May 30, 2024
Fidelity Freedom Blend 2030 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	15.29%
Past 5 years	8.31%
Since Inception	5.79%	[1]
Fidelity Freedom Blend 2030 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	14.49%
Past 5 years	6.91%
Since Inception	4.35%	[1]
Fidelity Freedom Blend 2030 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	9.27%
Past 5 years	6.22%
Since Inception	4.18%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	11.68%
F0203
Average Annual Return:
Past 1 year	15.26%
Past 5 years	8.35%
Since Inception	5.85%

[1]	A From August 31, 2018 .